Convertible Note	6 Months Ended
Mar. 31, 2025
Convertible Note [Line Items]
CONVERTIBLE NOTE

Note 10 — CONVERTIBLE NOTE

On October 28, 2024, the Company entered into the Securities Purchase Agreement with the Investors, to issue and sell to the Investors (i) a senior secured convertible note in an aggregate original principal amount of $5,000,000 (the “Note”) and (ii) as part of the investment, the investors were granted three-year warrants, to acquire up to that number of shares of common shares of the Company equal to 180% of the quotient obtained by dividing (a) the original aggregate principal amount of the Note, by (b) the Conversion Price. The Conversion Price is 70% of the lowest closing market trading price of the Company’s common stock during the fifteen (15) trading days leading up to either (i) the date the very first conversion notice for either the convertible note is delivered or (ii) the date each conversion notice is delivered, at the holder’s sole discretion. The Note matures upon 11 months and accrues interest at 2.75% per annum.

The Company assessed that the freestanding warrants issued in connection with the Note met the definition of a freestanding derivative instrument pursuant to ASC 815 and were accounted for as warrant liabilities measured at fair value on a recurring basis.

The Company elected to recognize the Note at fair value and therefore there was no further evaluation of embedded conversion option features for bifurcation. The proceeds from Notes were allocated to the Note and warrants based on their fair value. Based on the valuation report performed by an independent valuation firm, the fair value of the Notes upon issuance was determined to be $3,112,549. The fair value of the freestanding warrants was $1,887,451, which were both included in the Company’s liabilities. The fair value of Note and warrants was determined using the discounted cash flow method approach. The major assumptions used in the discounted cash flow method approach are as follows:

	October 28, 2024	March 31, 2025
Risk-free interest rate	4.3%	4.2%
Expected life	0.9	0.5
Volatility	13%	15%

For the six-month ended March 31, 2025 and 2024, the change in fair value of the Notes was $2,747,451 and nil, respectively. As of March 31, 2025 and September 30, 2024, the fair value of the Notes amounted to $5,860,000 and nil, respectively.